Fund Summary
Franklin Strategic Series FSS1-24 | Franklin Select U.S. Equity Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 80 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Select U.S. Equity Fund} - Franklin Strategic Series FSS1-24 - Franklin Select U.S. Equity Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Select U.S. Equity Fund} - Franklin Strategic Series FSS1-24 - Franklin Select U.S. Equity Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management fees		0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees		0.25%	1.00%	0.42%	none	none
Other expenses		0.27%	0.27%	0.27%	0.11%	0.27%
Total annual Fund operating expenses		1.47%	2.22%	1.64%	1.06%	1.22%
Fee waiver and/or expense reimbursement	[1]	(0.22%)	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.25%	2.00%	1.42%	0.84%	1.00%
[1]	The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired Fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.00% until August 31, 2018. The “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” line items have been restated to reflect the current fee waivers and/or expense reimbursements for the Fund for the upcoming fiscal year. Consequently, the Fund’s “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” differ from the ratio of expenses to average net assets (net of waiver and payments by affiliates) shown in the Financial Highlights. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Select U.S. Equity Fund} - Franklin Strategic Series FSS1-24 - Franklin Select U.S. Equity Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
1 year	$ 695	$ 303	$ 145	$ 86	$ 102
3 years	993	673	496	315	365
5 years	1,312	1,170	871	563	649
10 years	$ 2,214	$ 2,537	$ 1,925	$ 1,274	$ 1,458

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Select U.S. Equity Fund}	Franklin Strategic Series FSS1-24 Franklin Select U.S. Equity Fund Class C USD ($)
1 Year	$ 203
3 Years	673
5 Years	1,170
10 Years	$ 2,537

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.45% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. equity securities. The Fund invests primarily to predominantly in equity securities of large capitalization companies, which are companies similar in size to those in the S&P 500® Index. The equity securities in which the Fund invests are predominantly common stock.

The Fund generally seeks to maintain a portfolio consisting of securities of approximately 20-50 companies. Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors such as information technology, healthcare and industrials. The Fund also may invest a portion of its total assets in foreign securities.

The investment manager is a research-driven, “bottom-up” fundamental investor seeking companies that exhibit a combination of growth potential, quality, and reasonable valuation. The investment manager assesses growth potential by considering companies that it believes are positioned for growth in revenue, earnings or assets. In assessing valuation, the investment manager considers whether security prices fully reflect the balance of the long-term growth prospects relative to business and financial risks. The investment manager places a particular emphasis on quality and assessing downside risk, believing that important attributes of quality include experienced and talented management teams, favorable competitive positioning, and financial strength reflected in metrics including profitability, free cash generation, and returns on capital employed.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Core Style Investing

The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. In addition, since the Fund has a fairly concentrated portfolio and invests in a relatively smaller number of companies, the Fund is subject to additional risks such as the risk that poor performance by several companies could adversely affect Fund performance more than would be the case for a fund that holds a larger number of companies.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	20.89%
Worst Quarter:	Q4'08	-26.92%
As of June 30, 2017, the Fund's year-to-date return was 5.55%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2016
Average Annual Total Returns{- Franklin Select U.S. Equity Fund} - Franklin Strategic Series FSS1-24 - Franklin Select U.S. Equity Fund	Past 1 year	Past 5 years	Since Inception		Inception Date
Class A					Dec. 13, 2007
Class A | Return Before Taxes	(0.28%)	10.79%	5.39%
Class A | After Taxes on Distributions	(0.28%)	10.35%	5.00%		Dec. 13, 2007
Class A | After Taxes on Distributions and Sales	(0.16%)	8.51%	4.23%		Dec. 13, 2007
Class C					Dec. 13, 2007
Class C | Return Before Taxes	4.04%	11.34%	5.34%
Class R					Dec. 13, 2007
Class R | Return Before Taxes	5.63%	11.88%	5.85%
Class R6					Dec. 13, 2007
Class R6 | Return Before Taxes	6.25%		11.64%	[1]
Advisor Class					Dec. 13, 2007
Advisor Class | Return Before Taxes	6.03%	12.43%	6.37%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	6.92%
[1]	Since inception May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.